SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	[1]	$ 7,262,180	$ 7,792,125
Bank Loan [Member]
Short-Term Debt [Line Items]
Total		$ 7,262,180	$ 7,792,125

[1]	Detailed information of secured short-term loan balances as of June 30, 2022 and December 31, 2021 were as follows: